Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	0000885409
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Risk/Return:
Trading Symbol	DBAXX